Basis of Presentation	9 Months Ended
Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
(a)	Basis of consolidation

These condensed unaudited interim consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp., and Vasogen Corp.

References in these condensed unaudited interim consolidated financial statements to share amounts, per share data, share prices, exercise prices and conversion rates have been adjusted to reflect the effect of the 1-for-10 reverse stock split (known as a share consolidation under Canadian law) (the “reverse split”) which became effective on each of The Nasdaq Stock Market LLC (“Nasdaq”) and TSX at the opening of the market on September 14, 2018. The term “share consolidation” is intended to refer to such reverse split and the terms “pre-consolidation” and “post-consolidation” are intended to refer to “pre-reverse split” and “post-reverse split”, respectively.

In September 2018, the Company announced the reverse split. At a special meeting of the Company’s shareholders held on August 15, 2018, the Company’s shareholders granted the Company’s Board of Directors discretionary authority to implement a share consolidation of the issued and outstanding common shares of the Company on the basis of a share consolidation ratio within a range from five (5) pre-consolidation common shares for one (1) post-consolidation common share to fifteen (15) pre-consolidation common shares for one (1) post-consolidation common share. The Board of Directors selected a share consolidation ratio of ten (10) pre-consolidation shares for one (1) post-consolidation common share. On September 12, 2018, the Company filed an amendment to the Company’s articles ("Articles of Amendment") to implement the 1-for-10 reverse split.

The Company’s common shares began trading on each of Nasdaq and TSX on a post-split basis under the Company’s existing trade symbol “IPCI” at the opening of the market on September 14, 2018. In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), the change has been applied retroactively.

The condensed unaudited interim consolidated financial statements do not conform in all respects to the annual requirements of U.S. GAAP. Accordingly, these condensed unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended November 30, 2020.

These condensed unaudited interim consolidated financial statements have been prepared using the same accounting policies and methods as those used by the Company in the annual audited consolidated financial statements for the year ended November 30, 2020.

The condensed unaudited interim consolidated financial statements reflect all adjustments necessary for the fair presentation of the Company’s financial position and results of operation for the interim periods presented. All such adjustments are normal and recurring in nature.

All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the condensed unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of the functional currency; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the accrual of licensing and milestone revenue; and forecasting future cash flows for assessing the going concern assumption.

The ongoing COVID-19 outbreak and pandemic present complex challenges and uncertainties to organizations across the world. Businesses face unprecedented times and with the situation being dynamic, the ultimate duration and magnitude of COVID-19’s impact on the economy and the Company’s business are not known at this time. Travel bans, self-quarantines and social distancing have caused material disruptions to businesses globally, resulting in economic slowdown, with global equity markets experiencing volatility and weakness. The Company has adjusted its R&D and business development/marketing activities according to the pandemic effects as it continues to work to try to ensure that operations continue while remaining committed to keeping its employees safe. The Company has also made arrangements for its employees to work under a government workshare program for eligible current employees whereby the Company is paying personnel only for a certain number of days a week and the government of Canada provides income support in the form of employment insurance. From late 2019, the Company has had to reduce development activities and staffing levels significantly due to ongoing financial problems which have continued, coupled with the effect of the COVID-19 pandemic. It is not possible to reliably estimate the length and severity of the developments and impact on the future financial results and condition of the Company. The challenges and uncertainties could impair the Company’s ability to raise capital, postpone research activities, impact the Company’s ability to maintain operations and launch new products; it could also impair the value of the Company’s shares, its long-lived assets, and materially adversely impact its ability to generate potential future revenue.